Share-based Payments (Details 3) (USD $)	0 Months Ended			12 Months Ended
	Sep. 30, 2012	Oct. 02, 2012	Jun. 01, 2012	Dec. 31, 2012
Non-vested shares
Fair value of the ordinary shares on the grant-date (in dollars per share)	3.75	3.70	2.76
Restricted shares
Non-vested shares
Forfeiture rate (as a percent)				9.00%
Non-vested shares granted to certain employees on which 9% forfeiture rate is applied				374,000
Unrecognized compensation cost related to non-vested shares				$ 2,059,168
Weighted-average vesting period over which unrecognized compensation cost is to be recognized				3 years 7 months 13 days
2012 Stock Incentive Plan | Restricted shares
Non-vested shares
Non-vested shares granted to an executive officer and employees of the Group	340,000	34,000	367,500	741,500
Vesting period				4 years
Vesting percentage on first anniversary from grant date				0.25%
Percentage of awards vesting on a monthly basis, ending on the fourth anniversary of the grant date				0.75%
Period over which remaining three-fourth shares will vest on a monthly basis				3 years
Aggregate fair value of the restricted shares at grant dates				$ 2,413,092
Weighted average granted fair value of non-vested shares granted during the year (in dollars per share)				$ 3.25
Non-vested shares forfeiture				0